U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.





1.   Name and address of issuer: Van Kampen American Capital U.S. Government
                                 Trust for Income
                                 2800 Post Oak Blvd.
                                 Houston, Texas 77056

2.   Name of each series or class of funds for which this notice is filed:
     Class A Class B Class C

3.   Investment Company Act File Number: 811-6724
     Securities Act File Number: 33-49358

4.   Last day of fiscal year for which this notice is filed: 09/30/95

5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of
     reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than Pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:
      3,267,779 shares                $27,089,508.00
    Class A 1,088,787 shares Class B 1,628,971 shares Class C 550,021 shares




10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
       24f-2:  3,267,779 shares      $27,089,508.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):
     1,139,294 shares          $9,373,393
     Class A 277,298 shares   Class B 725,355 shares  Class C 136,641 shares


12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):    $   27,089,508
                                                                                                                     --------------
(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
         applicable):                                                                                                +    9,373,393
                                                                                                                     --------------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                   -   84,779,032
                                                                                                                     --------------
(iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):                                                                     +            0
                                                                                                                     --------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                                   0
                                                                                                                     --------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
         (see Instruction C.6):                                                                                      x         2900
                                                                                                                     --------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                                  0
                                                                                                                     ==============

     Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
     Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [   ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title) /s/ Nicholas Dalmaso, Assistant Secretary

                             Nicholas Dalmaso, Assistant Secretary





Date November 28, 1995



        Please print the name and title of the signing officer below the signature.

                        O' M E L V E N Y  &  M Y E R S
                   4 0 0   S O U T H   H O P E   S T R E E T
      L O S  A N G E L E S ,   C A L I F O R N I A    9 0 0 7 1 - 2 8 9 9
                           TELEPHONE (213) 669-6000
                           FACSIMILE (213) 669-6407



                               November 20, 1995




WRITER'S DIRECT DIAL NUMBER                      OUR FILE NUMBER
(213) 669-6690                                      019,632-999
                                                  LA1-686457.V1


Van Kampen American Capital U.S.
Government Trust for Income
2800 Post Oak Boulevard
Houston, Texas  77056

Ladies and Gentlemen:

            At your request, we have examined the form of Rule 24f-2 Notice (the "Notice") proposed to be filed by you with the Securities and Exchange Commission. The Notice states that during the fiscal year ended September 30, 1995, you issued and sold 3,267,779 shares of beneficial interest (the "Shares"), in reliance upon your registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. We are familiar with the proceedings taken by you in connection with the authorization, issuance and sale of the Shares.

            Based upon our examination and upon our knowledge of your corporate activities, and assuming, without independent verification, that the Shares were sold in compliance with applicable Blue Sky laws and in the manner referred to in your Registration Statement on Form N-1A filed under the Securities Act of 1933, it is our opinion that the Shares are validly issued, fully paid and nonassessable.

            We consent to the filing of this opinion as an exhibit to the Notice.

                                  Respectfully submitted,




                                  /s/ 0'MELVENY & MYERS

                                      0'MELVENY & MYERS